Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, WI 53204

August 6, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the YieldMax™ BABA Option Income Strategy ETF, YieldMax™ CVNA Option Income Strategy ETF, YieldMax™ DKNG Option Income Strategy ETF, YieldMax™ HOOD Option Income Strategy ETF, YieldMax™ JD Option Income Strategy ETF, YieldMax™ MARA Option Income Strategy ETF, YieldMax™ PDD Option Income Strategy ETF, YieldMax™ PLTR Option Income Strategy ETF, YieldMax™ RBLX Option Income Strategy ETF, YieldMax™ SHOP Option Income Strategy ETF, YieldMax™ SMCI Option Income Strategy ETF, and YieldMax™ TSM Option Income Strategy ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective August 5, 2024, and filed electronically as Post-Effective Amendment No. 241 to the Trust’s Registration Statement on Form N-1A on July 30, 2024.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC